Note 5 - Common Stock Purchase Options: Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding (Tables)	9 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding

Outstanding Options
		Wtd. Avg.
Range of		Remaining	Wtd. Avg.	Aggregate
Exercise		Contractual	Exercise	Intrinsic
Prices	Shares	Life (years)	Price	Value
$ 0.40	250,025	0.71	$ 0.40	$ 100,010
0.30	460,000	3.13	0.30	138,000
1.75	785,350	4.18	1.75	1,374,363
1.37	1,180,500	5.30	1.37	1,617,285
1.37	100,000	5.58	1.37	137,000
$ 3.85	200,000	5.85	3.85	770,000
	2,975,875	4.33	$ 1.39	$ 4,136,658